SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Concentration of risks
Summary of non-recurring fair value measurements for each class of assets

	Fair Value Measurement at December 31, 2012
		Quoted Prices in Active	Significance	Significant
	December 31,	Markets for Identical	Other Observable	Unobservable Inputs (Level	Total
	2012	Assets (Level 1)	Inputs (Level 2)	3)	losses
Non-recurring fair value measurements
Investment in unconsolidated affiliates, at cost (Vimicro Qingdao and Visiondigi)	—	—	—	—	(1,448)

Schedule of estimated useful lives

Estimated useful lives

Equipment and office furniture	5 years
Mask and tooling	2 years
Motor vehicles	5 years
Purchased software	3 to 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful lives

Summary of computation of basic and diluted (loss)/income attributable to ordinary shareholders

	Years ended December 31
	2011	2012	2013
Numerator:
(Loss)/income from continuing operations attributable to Vimicro International Corporation	(13,264)	1,383	(8,418)
Loss from discontinued operations attributable to Vimicro International Corporation	(14,936)	(2,002)	—
Loss attributable to Vimicro International Corporation	(28,200)	(619)	(8,418)

Denominator (in number of shares):
Weighted-average ordinary shares outstanding - basic	145,123,889	123,253,931	114,687,240
Dilutive effect of stock options and restricted shares	—	4,370,516	—
Weighted-average number of ordinary shares outstanding—diluted	145,123,889	127,624,447	114,687,240

(Loss)/income per share- basic
Continuing operations	(0.09)	0.01	(0.07)
Discontinued operations	(0.10)	(0.02)	—
Total loss per share - basic	(0.19)	(0.01)	(0.07)
(Loss)/income per share- diluted
Continuing operations	(0.09)	0.01	(0.07)
Discontinued operations	(0.10)	(0.02)	—
Total loss per share - diluted	(0.19)	(0.01)	(0.07)

Customer concentration risk | Revenue
Concentration of risks
Summary of customers who accounted for more than 10% of the total revenue or accounts receivables
	Years ended December 31
	2011	2012	2013
Customer B	11%	7%	3%
Customer Z	0%	0%	33%
Customer P	56%	63%	26%
Customer S	13%	11%	7%

Concentration of credit risk | Accounts Receivable
Concentration of risks
Summary of customers who accounted for more than 10% of the total revenue or accounts receivables
	As of December 31
	2012	2013
Customer P	25%	5%
Customer S	49%	33%